Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 140	$ 61
Provision for credit losses
Model changes	4
Originations	36	20
Maturities	(43)	(13)
Changes in risk, parameters and exposures	15	110
Write-offs	(32)	(38)
Recoveries	9	7
Exchange rate and other	48	(7)
Balance at end of period	177	140
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	78	29
Provision for credit losses
Model changes	3
Transfers to Stage 1	57	12
Transfers to Stage 2	(11)	(11)
Transfers to Stage 3	(1)
Originations	36	20
Maturities	(21)	(7)
Changes in risk, parameters and exposures	(77)	35
Exchange rate and other	24
Balance at end of period	88	78
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	29	10
Provision for credit losses
Model changes	1
Transfers to Stage 1	(57)	(12)
Transfers to Stage 2	11	11
Transfers to Stage 3	(2)	(2)
Maturities	(22)	(6)
Changes in risk, parameters and exposures	64	28
Exchange rate and other	31
Balance at end of period	55	29
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	33	22
Provision for credit losses
Transfers to Stage 3	3	2
Changes in risk, parameters and exposures	28	47
Write-offs	(32)	(38)
Recoveries	9	7
Exchange rate and other	(7)	(7)
Balance at end of period	$ 34	$ 33